Income taxes (Schedule of Deferred tax assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 12,800	$ 38,850
Research and development expenses carryforward	6,624	3,989
Accrued and other	1,730	7,369
Share-based compensation	10,514	12,674
Operating lease liabilities	903	2,173
Total deferred tax asset before valuation allowance	32,571	65,055
Valuation allowance	(30,718)	(61,779)
Total deferred tax asset after valuation allowance	1,853	3,276
Deferred tax liabilities:
Operating lease ROU assets	(853)	(2,097)
Convertible notes	0	(102)
Acquired Intangible assets	(879)	(1,060)
Accrued and other	(121)	(17)
Total deferred tax liability	(1,853)	(3,276)
Deferred Tax Assets, Net, Total	$ 0	$ 0